Auditor's Fees and Services	12 Months Ended
Dec. 31, 2018
Auditors Fees And Services
Auditor's Fees and Services

31.	Auditor’s fees and services

The total fee invoiced by the auditor Warth & Klein Grant Thornton AG for the following financial years consist of:

in EUR thousands	2018		2017		2016
Auditing services	580		360		239
[of which for the previous year]	[221	]	[22	]	[22	]
Other assurance services	85		-		-
	665		360		189

Besides the statutory auditing of the separate annual and consolidated financial statements of Biofrontera AG, the auditing services also include the auditor’s review of the condensed half-year financial statements and interim management report, as well as the audits of the consolidated financial statements according to PCAOB standards.

Other assurance services included the audit of the revenue guidance and issuance of the comfort letter.